Schedule of Investments (unaudited) December 31, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Automobiles — 0.8%
Ford Motor Co.
6.00%	2,713,123	$70,785,379
6.20%	2,545,255	67,881,951

		138,667,330

Banks — 26.9%
Associated Banc-Corp, Series E, 5.88%(a)	323,716	8,549,340
Banc of California Inc., Series E, 7.00%	405,505	10,737,772
Banco Santander SA, Series 6, 4.00% (3 mo. LIBOR US + 0.520%)(b)	718,770	17,408,609
BancorpSouth Bank, Series A, 5.50%(a)	469,010	11,945,685
Bank of America Corp.
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(a)(b)	435,497	10,160,145
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(b)	872,968	21,012,340
Series CC, 6.20%	2,276,895	59,609,111
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(a)(b)	656,679	16,003,267
Series EE, 6.00%	1,862,899	49,180,534
Series GG, 6.00%	2,794,355	76,816,819
Series H, 3.00% (3 mo. LIBOR US + 0.650%)(a)(b)	619,141	12,995,770
Series HH, 5.88%	1,767,727	47,870,047
Series K, 6.45%(a)(c)	2,354,587	63,479,665
Series KK, 5.38%	2,892,735	76,946,751
Series L, 7.25%(a)(d)	159,374	230,932,926
Series LL, 5.00%(a)	2,711,566	70,988,798
Series Y, 6.50%	2,276,895	56,876,837
BOK Financial Corp., 5.38%(a)	289,020	7,572,324
CIT Group Inc., Series B, 5.63%(a)	625,319	15,945,634
Citigroup Inc.
Series J, 7.13%(c)	2,975,128	84,315,127
Series K, 6.88%(c)	4,681,950	131,890,531
Series S, 6.30%(a)	3,241,320	84,954,997
Citizens Financial Group Inc.
Series D, 6.35%(c)	939,490	26,578,172
Series E, 5.00%	1,406,988	35,076,211
Commerce Bancshares Inc./MO, Series B, 6.00%	469,612	12,205,216
Cullen/Frost Bankers Inc., 5.38%(a)	486,592	12,554,074
Deutsche Bank Contingent Capital Trust II, 6.55%(a)	2,714,917	71,130,825
Fifth Third Bancorp, Series K, 4.95%	782,929	20,238,715
Fifth Third Bancorp.
Series A, 6.00%(a)	626,327	17,155,097
Series I, 6.63%(c)	1,409,270	40,460,142
First Horizon National Corp., Series A, 6.20%	324,361	8,358,783
First Republic Bank/CA
Series F, 5.70%	324,361	8,316,616
Series G, 5.50%(a)	469,560	12,147,517
Series H, 5.13%(a)	633,217	16,697,932
Series I, 5.50%(a)	939,491	25,103,199
Series J, 4.70%	1,095,618	27,609,574
FNB Corp/PA, 7.25%(c)	347,040	10,397,318
GMAC Capital Trust I, Series 2, 7.69% (3 mo. LIBOR US + 5.785%)(b)	9,050,896	235,775,841
Hancock Whitney Corp., 5.95%	289,020	7,413,363
HSBC Holdings PLC, Series A, 6.20%(a)	4,899,440	131,696,947
Huntington Bancshares Inc./OH
Series C, 5.88%	324,362	8,472,335
Series D, 6.25%	1,879,035	48,854,910
IBERIABANK Corp., Series D, 6.10%(c)	324,362	8,731,825
ING Groep NV, 6.13%(a)	2,375,579	61,860,077

Security	Shares	Value

Banks (continued)
JPMorgan Chase & Co.
Series AA, 6.10%	4,462,627	$114,868,019
Series BB, 6.15%	3,601,455	92,701,452
Series DD, 5.75%	5,312,088	145,179,365
Series EE, 6.00%(a)	5,793,640	163,033,030
Series GG, 4.75%	2,819,289	72,596,692
Series Y, 6.13%(a)	4,478,301	114,554,940
KeyCorp
Series E, 6.13%(c)	1,565,873	44,596,063
Series F, 5.65%	1,331,027	35,671,524
Series G, 5.63%	1,409,270	38,177,124
People’s United Financial Inc., Series A, 5.63%(c)	782,929	22,047,281
PNC Financial Services Group Inc. (The)
Series P, 6.13%(c)	4,697,548	128,665,840
Series Q, 5.38%(a)	1,503,289	38,499,231
Popular Capital Trust I, 6.70%	348,884	9,398,935
Popular Capital Trust II, 6.13%(a)	250,466	6,750,059
Regions Financial Corp.
Series A, 6.38%(a)	1,565,872	40,133,299
Series B, 6.38%(a)(c)	1,565,872	44,188,908
Series C, 5.70%(c)	1,565,872	43,672,170
Sterling Bancorp/DE, Series A, 6.50%	422,585	11,261,890
SVB Financial Group, Series A, 5.25%	1,095,618	28,245,032
Synovus Financial Corp.
Series D, 6.30%(a)(c)	626,327	16,603,929
Series E, 5.88%(c)	1,096,092	29,265,656
TCF Financial Corp., Series C*, 5.70%	548,084	14,458,456
Texas Capital Bancshares Inc.
6.50%	213,859	5,532,532
Series A, 6.50%(a)	486,592	12,627,062
Truist Financial Corp.
4.00%(a)(b)(e)	546,132	13,407,541
5.20%(e)	1,565,868	39,804,365
5.20%(e)	1,409,270	35,851,829
5.63%(e)	1,456,237	39,143,651
U.S. Bancorp.
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(b)	3,131,690	67,300,018
Series F, 6.50%(a)(c)	3,444,853	95,146,840
Series H, 5.15%(a)	1,565,873	40,603,087
Series K, 5.50%	1,800,677	49,374,563
Valley National Bancorp.
Series A, 6.25%(a)(c)	372,996	10,499,837
Series B, 5.50%(a)(c)	324,362	8,624,786
Webster Financial Corp., Series F, 5.25%	469,547	12,142,485
Wells Fargo & Co.
5.20%	1,545,171	39,463,667
5.63%	1,421,559	37,941,410
Series L, 7.50%(a)(d)	203,574	295,182,300
Series O, 5.13%	1,339,149	34,108,125
Series P, 5.25%	1,287,646	32,796,344
Series Q, 5.85%(c)	3,553,832	97,339,458
Series R, 6.63%(a)(c)	1,730,517	49,890,805
Series T, 6.00%(a)	1,648,107	41,977,285
Series V, 6.00%	2,042,542	53,085,667
Series W, 5.70%	2,060,157	53,873,106
Series X, 5.50%	2,369,196	61,836,016
Western Alliance Bancorp, 6.25%	337,205	8,760,586
Wintrust Financial Corp., Series D, 6.50%(c)	405,511	11,719,268

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Zions Bancorp N.A.
Series G, 6.30%(c)	448,087	$12,564,359
Series H, 5.75%(a)	410,263	10,576,580

		4,538,770,185

Capital Markets — 9.6%
Affiliated Managers Group Inc., 5.88%	566,589	15,314,901
Apollo Global Management Inc.
Series A, 6.38%	861,172	22,907,175
Series B, 6.38%	939,490	25,431,994
Ares Management Corp., Series A, 7.00%	970,878	26,213,706
B. Riley Financial Inc.
6.50%	373,008	9,399,802
6.75%	323,507	8,297,955
6.88%	198,504	5,087,658
7.25%	366,550	9,449,659
7.38%(a)	220,128	5,692,510
7.50%	359,066	9,166,955
Bank of New York Mellon Corp. (The), 5.20%(a)	1,824,265	47,540,346
Brightsphere Investment Group Inc., 5.12%(a)	240,873	6,089,269
Capitala Finance Corp., 5.75%(d)	100,420	2,494,433
Charles Schwab Corp. (The)
Series C, 6.00%(a)	1,879,036	48,854,936
Series D, 5.95%(a)	2,348,761	62,242,166
Cowen Inc.
7.35%	260,200	6,715,762
7.75%(a)	192,703	5,276,208
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(b)	2,348,686	51,318,789
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(a)(b)	626,336	14,355,621
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(a)(b)	4,224,682	97,336,673
Series J, 5.50%(c)	3,131,690	83,991,926
Series K, 6.38%(c)	2,192,184	62,411,478
Series N, 6.30%	2,113,956	56,379,207
KKR & Co. Inc.
Series A, 6.75%(a)	1,080,509	28,730,734
Series B, 6.50%	485,294	13,049,556
Ladenburg Thalmann Financial Services Inc.,
Series A, 8.00%(a)	1,362,360	34,167,989
Legg Mason Inc.
5.45%	1,696,811	43,760,756
6.38%	848,443	22,534,646
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(b)	3,444,867	77,612,854
Series E, 7.13%(c)	2,701,111	77,278,786
Series F, 6.88%(c)	2,661,965	75,333,609
Series G, 6.63%	1,565,873	39,146,825
Series I, 6.38%(c)	3,131,690	88,219,707
Series K, 5.85%(c)	3,131,690	88,814,728
Series L, 4.88%	1,565,212	39,443,342
MVC Capital Inc., 6.25%(a)	373,014	9,392,493
Northern Trust Corp.
Series C, 5.85%	1,252,668	31,329,227
Series E, 4.70%	1,250,298	32,670,287
Oaktree Capital Group LLC
Series A, 6.63%	563,682	15,179,956
Series B, 6.55%(a)	735,958	19,900,304
Prospect Capital Corp., 6.25%	419,426	10,611,478
State Street Corp.
Series C, 5.25%(a)	1,565,873	40,164,642
Series D, 5.90%(a)(c)	2,348,761	64,496,977

Security	Shares	Value

Capital Markets (continued)
Series G, 5.35%(a)(c)	1,565,873	$43,640,881
Stifel Financial Corp.
5.20%	433,575	11,108,192
Series A, 6.25%(a)	469,586	12,603,688
Series B, 6.25%	500,910	13,514,552
Virtus Investment Partners Inc., Series D, 7.25%(d)	93,305	9,469,524

		1,624,144,862

Chemicals — 0.5%
EI du Pont de Nemours & Co., Series B, 4.50%	130,907	14,499,259
International Flavors & Fragrances Inc., 6.00%(a)(d)	1,399,857	67,207,135

		81,706,394

Commercial Services & Supplies — 0.2%
Pitney Bowes Inc., 6.70%	1,451,838	26,510,562

Consumer Finance — 2.5%
Capital One Financial Corp.
Series B, 6.00%(a)	2,740,283	69,466,174
Series F, 6.20%	1,565,873	40,524,793
Series G, 5.20%	1,879,021	48,328,420
Series H, 6.00%(a)	1,565,873	42,043,690
Series I, 5.00%	4,697,547	117,861,454
Navient Corp., 6.00%	1,018,118	24,445,013
SLM Corp., Series B, 3.59% (3 mo. LIBOR US + 1.700%)(b)	313,163	16,832,512
Synchrony Financial, Series A, 5.63%	2,349,374	60,026,506

		419,528,562

Diversified Financial Services — 2.1%
Allied Capital Corp., 6.88%	780,517	20,582,233
AXA Equitable Holdings Inc., Series A, 5.25%	2,504,324	65,362,856
Citigroup Capital XIII, 8.31% (3 mo. LIBOR US + 6.370%)(b)	7,622,151	211,895,798
Compass Diversified Holdings
Series A, 7.25%(a)	323,662	8,221,015
Series B, 7.88%(c)	323,662	8,350,480
Series C, 7.88%	362,659	9,298,577
Voya Financial Inc., Series B, 5.35%(c)	939,490	25,356,835

		349,067,794

Diversified Telecommunication Services — 3.9%
AT&T Inc.
5.35%	4,488,091	120,056,434
5.63%	2,799,789	77,162,185
Series A, 5.00%	3,756,524	98,796,581
GCI Liberty Inc., Series A, 7.00%	564,585	14,950,211
Qwest Corp.
6.13%(a)	2,630,058	65,225,438
6.50%	3,317,318	84,525,263
6.63%	1,391,417	35,314,163
6.75%	2,239,796	57,405,972
6.88%(a)	1,696,812	42,997,216
7.00%	797,531	20,791,633
Telephone & Data Systems Inc.
5.88%(a)	376,023	9,505,861
6.63%	223,998	5,857,548
6.88%	433,879	11,072,592
7.00%	568,533	14,412,312

		658,073,409

Electric Utilities — 10.4%
Alabama Power Co., Series A, 5.00%(a)	782,929	21,201,717

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Algonquin Power & Utilities Corp.
6.88%(c)	543,990	$15,335,078
Series 19-A, 6.20%(c)	664,505	18,739,041
American Electric Power Co. Inc., 6.13%(a)(d)	1,365,966	73,939,740
CMS Energy Corp.
5.63%	675,645	17,701,899
5.88%	2,137,979	58,388,206
5.88%	950,261	25,438,487
Dominion Energy Inc., Series A, 5.25%(a)	2,714,917	71,076,527
DTE Energy Co.
5.25%	690,645	17,652,886
Series B, 5.38%(a)	1,018,118	26,318,350
Series E, 5.25%	1,357,462	35,891,295
Series F, 6.00%	950,261	25,571,523
Duke Energy Corp.
5.13%	1,696,812	43,760,781
5.63%	1,696,812	45,898,765
Series A, 5.75%	3,131,689	86,779,102
Entergy Arkansas LLC
4.75%	424,184	10,935,464
4.88%(a)	1,391,428	36,218,871
4.90%	675,645	17,580,283
Entergy Louisiana LLC
4.70%(a)	350,852	8,999,354
4.88%	916,310	23,741,592
5.25%	687,040	17,952,355
Entergy Mississippi LLC, 4.90%	882,334	23,381,851
Entergy Texas Inc., 5.63%(a)	459,079	12,564,992
Georgia Power Co., Series 2017, 5.00%	916,301	23,558,099
Interstate Power & Light Co., Series D, 5.10%	626,327	16,065,288
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	848,443	23,374,605
NextEra Energy Capital Holdings Inc.
5.00%	1,527,137	38,972,536
Series I, 5.13%	1,696,812	43,370,515
Series K, 5.25%	1,934,412	50,391,433
Series N, 5.65%	2,333,184	63,999,237
NextEra Energy Inc., 4.87%(d)	2,545,243	130,520,061
Pacific Gas & Electric Co., Series A, 6.00%	341,526	8,872,845
PPL Capital Funding Inc., Series B, 5.90%(a)	1,527,137	39,430,677
SCE Trust II, 5.10%(a)	1,357,462	33,922,975
SCE Trust III, Series H, 5.75%(c)	933,240	22,761,724
SCE Trust IV, Series J, 5.38%(a)(c)	1,102,915	27,032,447
SCE Trust V, Series K, 5.45%(a)(c)	1,018,118	25,116,971
SCE Trust VI, 5.00%	1,612,014	38,656,096
Sempra Energy, 5.75%	2,570,710	68,303,765
Southern Co. (The)
5.25%	2,714,917	71,510,914
5.25%	1,527,137	40,178,974
6.25%(a)	3,393,686	89,491,500
Series 2019, 6.75%(d)	2,926,994	157,764,977

		1,748,363,798

Energy Equipment & Services — 0.1%
Nabors Industries Ltd., 6.00%(a)(d)	465,490	10,515,419

Equity Real Estate Investment Trusts (REITs) — 10.5%
American Finance Trust, 7.50%(e)	472,397	11,928,024
American Homes 4 Rent
Series D, 6.50%(e)	841,586	22,041,137
Series E, 6.35%(e)	720,284	18,662,558

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Series F, 5.88%(e)	484,863	$12,693,713
Series G, 5.88%(a)(e)	373,008	9,754,159
Series H, 6.25%(e)	372,366	9,912,383
Ashford Hospitality Trust Inc.
Series F, 7.38%(a)(e)	389,252	8,547,974
Series G, 7.38%(a)(e)	501,024	10,696,862
Series I, 7.50%	437,036	9,479,311
Bluerock Residential Growth REIT Inc., Series A, 8.25%(a)(e)	463,983	12,054,278
Boston Properties Inc., Series B, 5.25%(a)(e)	626,327	15,971,339
Braemar Hotels & Resorts Inc., Series b, 5.50%(a)(d)	402,655	7,650,445
Brookfield Property REIT Inc., Series A, 6.38%(e)	782,929	19,659,347
CBL & Associates Properties Inc.
Series D, 7.38%(a)(e)	1,421,057	7,034,232
Series E, 6.63%(a)(e)	558,395	2,618,873
Cedar Realty Trust Inc., Series C, 6.50%(a)(e)	404,737	9,385,851
City Office REIT Inc., Series A, 6.63%	363,301	9,373,166
Colony Capital Inc.
Series B, 8.25%(e)	496,032	12,549,610
Series E, 8.75%	782,929	19,808,104
Series H, 7.13%(e)	900,434	21,529,377
Series I, 7.15%(a)(e)	1,080,508	26,105,073
Series J, 7.13%(e)	986,476	23,596,506
CorEnergy Infrastructure Trust Inc., Series A, 7.38%(e)	407,087	10,323,726
Crown Castle International Corp., Series A, 6.88%(d)	156,602	200,723,048
Digital Realty Trust Inc.
Series C, 6.63%(a)(e)	630,254	16,600,890
Series G, 5.88%(e)	782,929	19,886,397
Series I, 6.35%(a)(e)	782,914	20,207,010
Series J, 5.25%(a)(e)	626,327	16,140,447
Series K, 5.85%(a)(e)	657,714	18,087,135
Series L, 5.20%	1,080,494	27,887,550
EPR Properties
Series C, 5.75%(d)(e)	421,811	13,244,865
Series E, 9.00%(d)(e)	279,602	10,678,000
Series G, 5.75%(a)(e)	484,575	12,511,727
Equity Commonwealth, Series D, 6.50%(a)(d)(e)	398,621	11,257,057
Farmland Partners Inc., Series B, 6.00%(e)(f)	484,603	12,148,997
Federal Realty Investment Trust, Series C, 5.00%(a)	486,760	12,529,202
Global Net Lease Inc., Series A, 7.25%	532,454	14,072,759
Hersha Hospitality Trust
Series D, 6.50%(a)(e)	601,411	14,975,134
Series E, 6.50%(e)	323,652	8,091,300
iStar Inc.
Series D, 8.00%(e)	324,362	8,323,129
Series I, 7.50%(e)	405,511	10,340,531
Kimco Realty Corp.
Series L, 5.13%(a)(e)	704,694	18,138,824
Series M, 5.25%(a)(e)	837,662	21,695,446
Lexington Realty Trust, Series C, 6.50%(a)(d)(e)	156,942	8,947,263
MFA Financial Inc., 8.00%(a)	324,358	8,507,910
Monmouth Real Estate Investment Corp., Series C, 6.13%(e)	1,062,955	26,488,839
National Retail Properties Inc., Series F, 5.20%(a)(e)	1,080,504	27,477,217
National Storage Affiliates Trust, Series A, 6.00%(e)	682,067	18,156,624
Office Properties Income Trust, 5.88%(a)	1,052,009	27,320,674
Pebblebrook Hotel Trust
Series C, 6.50%(e)	405,337	10,295,560
Series D, 6.38%(a)(e)	405,511	10,478,404

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Series E, 6.38%(a)(e)	355,575	$9,031,605
Series F, 6.30%(a)(e)	484,575	12,453,578
Pennsylvania REIT
Series C, 7.20%(a)(e)	559,877	10,430,509
Series D, 6.88%(a)(e)	404,571	7,808,220
PS Business Parks Inc.
Series W, 5.20%(a)(e)	594,242	15,319,559
Series X, 5.25%	728,402	19,011,292
Series Y, 5.20%(e)	626,327	16,084,077
Series Z, 4.88%	1,017,989	25,235,947
Public Storage
Series B, 5.40%(a)(e)	939,490	24,267,027
Series C, 5.13%(e)	626,327	16,096,604
Series D, 4.95%(e)	1,017,849	25,924,614
Series E, 4.90%(e)	1,096,092	27,928,424
Series F, 5.15%(a)	876,845	22,815,507
Series G, 5.05%(e)	939,490	24,304,606
Series H, 5.60%(a)	892,560	24,714,986
Series I, 4.88%(a)	990,464	25,504,448
Series J, 4.70%(a)(e)	810,435	20,820,075
Series K, 4.75%	626,100	16,015,638
Series V, 5.38%(a)(e)	1,550,158	39,110,486
Series W, 5.20%(e)	1,565,872	39,585,244
Series X, 5.20%(e)	704,686	17,835,603
QTS Realty Trust Inc.
Series A, 7.13%(a)(e)	346,392	9,421,862
Series B, 6.50%(a)(d)	247,584	31,980,425
RLJ Lodging Trust, Series A, 1.95%(d)	1,008,395	28,951,021
Saul Centers Inc., Series E, 6.00%	356,724	9,381,841
Senior Housing Properties Trust
5.63%(a)	1,187,793	29,397,877
6.25%	848,443	21,949,220
SITE Centers Corp.
Series A, 6.38%(e)	54,029	1,415,560
Series K, 6.25%(a)(e)	486,577	12,339,593
SL Green Realty Corp., Series I, 6.50%(e)	720,284	18,302,416
Spirit Realty Capital Inc., Series A, 6.00%	540,210	14,072,471
Summit Hotel Properties Inc., Series E, 6.25%	500,137	12,778,500
Sunstone Hotel Investors Inc., Series E, 6.95%(e)	373,008	9,701,938
Taubman Centers Inc., Series K, 6.25%(e)	544,125	14,098,279
UMH Properties Inc., Series C, 6.75%(e)	763,340	19,953,708
Urstadt Biddle Properties Inc.
Series H, 6.25%(e)	335,703	8,939,771
Series K, 5.88%(a)(e)	321,632	8,195,183
VEREIT Inc., Series F, 6.70%(e)	2,428,527	61,927,439
Vornado Realty Trust
Series K, 5.70%(e)	939,490	23,684,543
Series L, 5.40%(e)	939,490	23,684,543
Series M, 5.25%(e)	1,000,596	25,555,222
Washington Prime Group Inc., Series H, 7.50%(a)(e)	310,427	6,695,910

		1,769,313,358

Food Products — 1.2%
CHS Inc.
8.00%	960,821	26,902,988
Series 1, 7.88%(a)	1,680,127	45,766,659
Series 2, 7.10%(c)	1,315,354	35,830,243
Series 3, 6.75%(a)(c)	1,542,359	41,180,985
Series 4, 7.50%	1,620,696	44,358,450

		194,039,325

Security	Shares	Value

Gas Utilities — 0.3%
Entergy New Orleans LLC, 5.50%	385,926	$10,091,965
South Jersey Industries Inc.
5.63%	385,380	10,281,938
7.25%(a)(d)	266,957	13,857,738
Spire Inc., Series A, 5.90%	782,929	21,624,499

		55,856,140

Health Care Equipment & Supplies — 2.4%
Becton Dickinson and Co., Series A, 6.13%(d)	3,875,432	253,685,779
Danaher Corp., Series A, 4.75%(a)(d)	129,217	152,352,011

		406,037,790

Health Care Technology — 0.1%
Change Healthcare Inc., 6.00%(a)(d)	266,957	16,014,750

Household Products — 0.1%
Energizer Holdings Inc., Series A, 7.50%(d)	168,800	17,651,416

Industrial Conglomerates — 0.1%
Hillman Group Capital Trust, 11.60%	203,168	7,003,201
Steel Partners Holdings LP, Series A, 6.00%(a)	620,649	14,479,741

		21,482,942

Insurance — 9.9%
AEGON Funding Co. LLC, 5.10%	3,139,139	81,460,657
Aegon NV, Series 1, 4.00% (3 mo. LIBOR US + 0.875%)(a)(b)	848,443	21,024,417
Allstate Corp. (The)
5.10%(c)	1,696,812	45,220,040
Series A, 5.63%(a)	900,434	22,510,850
Series G, 5.63%	1,800,649	49,229,744
Series H, 5.10%	3,601,455	94,142,034
Series I, 4.75%	938,094	23,752,540
American Financial Group Inc./OH
5.13%	610,486	16,861,623
5.88%	435,021	11,928,276
6.00%	509,007	13,371,614
American International Group Inc., Series A, 5.85%	1,565,872	42,810,940
Arch Capital Group Ltd.
Series E, 5.25%	1,409,270	35,908,200
Series F, 5.45%	1,033,448	26,652,624
Argo Group U.S. Inc., 6.50%(a)	276,957	7,131,643
Aspen Insurance Holdings Ltd.
5.63%(a)	782,929	20,630,179
5.63%	782,929	20,669,326
5.95%(a)(c)	861,172	23,992,252
Assurant Inc., Series D, 6.50%(d)	225,090	28,951,076
Assured Guaranty Municipal Holdings Inc.
5.60%	192,703	5,004,497
6.25%	443,247	11,759,343
6.88%	192,703	5,208,762
Athene Holding Ltd.
Series A, 6.35%(c)	2,701,110	76,306,357
Series B, 5.63%	1,080,508	28,309,310
Axis Capital Holdings Ltd.
Series D, 5.50%	704,686	17,624,197
Series E, 5.50%	1,722,427	44,421,392
Brighthouse Financial Inc.
6.25%	1,272,590	34,525,367
Series A, 6.60%	1,331,007	36,935,444
Enstar Group Ltd.
Series D, 7.00%(c)	1,252,668	34,974,491
Series E, 7.00%	356,979	9,734,817

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Global Indemnity Ltd., 7.88%	421,702	$11,335,350
Globe Life Inc., 6.13%	565,456	14,933,693
Hanover Insurance Group Inc. (The), 6.35%	337,436	8,763,213
Hartford Financial Services Group Inc. (The)
7.88%(c)	2,036,235	57,808,712
Series G, 6.00%	1,080,508	29,854,436
Maiden Holdings Ltd.
6.63%	211,851	4,162,872
Series A, 8.25%	486,406	3,336,745
Series C, 7.13%	534,981	3,546,924
Series D, 6.70%	486,280	3,360,195
Maiden Holdings North America Ltd., 7.75%	293,834	6,602,450
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(b)	1,879,035	46,468,536
Series E, 5.63%	2,520,961	68,897,864
National General Holdings Corp.
7.63%	324,362	8,397,732
Series B, 7.50%(a)	536,672	13,497,301
Series C, 7.50%	626,327	15,764,651
PartnerRe Ltd.
Series G, 6.50%	501,627	13,232,920
Series H, 7.25%	920,321	24,793,448
Series I, 5.88%	573,136	14,769,715
Prudential Financial Inc.
5.63%	1,917,398	52,287,443
5.70%	2,409,471	62,381,204
5.75%	1,951,358	50,637,740
Prudential PLC
6.50%	1,018,117	27,865,862
6.75%(a)	848,443	23,756,404
Reinsurance Group of America Inc.
5.75%(c)	1,357,462	38,253,279
6.20%(a)(c)	1,357,462	37,642,421
RenaissanceRe Holdings Ltd.
Series C, 6.08%	404,431	10,507,117
Series E, 5.38%(a)	858,868	21,729,360
Series F, 5.75%	791,761	21,401,300
Unum Group, 6.25%	1,018,117	27,489,159
WR Berkley Corp.
5.10%	553,300	13,843,566
5.63%(a)	664,913	16,902,088
5.70%	356,503	9,433,069
5.75%	548,890	14,380,918
5.90%	211,939	5,597,309

		1,674,687,008

Internet & Direct Marketing Retail — 0.8%
eBay Inc., 6.00%	2,545,255	68,034,666
QVC Inc.
6.25%	1,696,579	44,280,712
6.38%	770,032	20,321,145

		132,636,523

Leisure Products — 0.2%
Brunswick Corp/DE
6.38%	443,253	12,109,672
6.50%	356,482	9,742,653
6.63%	240,875	6,571,070

		28,423,395

Life Sciences Tools & Services — 0.6%
Avantor Inc., Series A, 6.25%(a)(d)	1,620,696	102,103,848

Security	Shares	Value

Machinery — 1.7%
Colfax Corp., 5.75%(d)	390,256	$61,566,787
Fortive Corp., Series A, 5.00%(d)	109,631	106,644,652
Stanley Black & Decker Inc.
5.25%(d)	572,693	62,400,629
5.38%(a)(d)	587,270	64,088,775

		294,700,843

Marine — 0.4%
Seaspan Corp.
Series D, 7.95%(a)	399,022	10,230,924
Series E, 8.25%	439,369	11,375,264
Series G, 8.20%(a)	610,729	15,927,812
Series H, 7.88%(a)	706,540	18,426,563
Series I, 8.00%(c)	486,765	12,845,728

		68,806,291

Mortgage Real Estate Investment — 3.8%
AG Mortgage Investment Trust Inc.
Series B, 8.00%(a)(e)	373,008	9,474,403
Series C, 8.00%(c)(e)	373,008	9,843,681
AGNC Investment Corp.
Series C, 7.00%(c)(e)	1,029,319	26,710,828
Series D, 6.88%(c)(e)	735,957	18,972,971
Series E, 6.50% (3 mo. LIBOR US + 4.993%)(c)(e)	1,260,569	32,333,595
Annaly Capital Management Inc.
Series D, 7.50%(a)(e)	1,440,643	37,038,932
Series F, 6.95%(c)(e)	2,254,887	58,288,829
Series G, 6.50%(c)(e)	1,530,688	38,649,872
Series I, 6.75%(c)	1,385,882	36,032,932
ARMOUR Residential REIT Inc., Series B, 7.88%(a)(e)	588,743	14,783,337
Capstead Mortgage Corp., Series E, 7.50%(a)(e)	808,659	20,418,640
Chimera Investment Corp.
Series A, 8.00%(a)(e)	470,605	12,409,854
Series B, 8.00%(c)(e)	1,017,834	27,247,416
Series C, 7.75%(c)(e)	814,213	21,128,827
Series D, 8.00%(c)(e)	626,327	16,484,927
Ellington Financial Inc., 6.75% (3 mo. LIBOR US + 5.196%)(c)	372,281	9,437,323
Great Ajax Corp., 7.25%(d)	208,109	5,552,348
Invesco Mortgage Capital Inc.
Series A, 7.75%(a)(e)	454,078	11,769,702
Series B, 7.75%(a)(c)(e)	484,753	13,035,008
Series C, 7.50%(c)(e)	900,434	23,933,536
MFA Financial Inc., Series B, 7.50%(a)(e)	626,327	16,159,237
New Residential Investment Corp.
Series A, 7.50%(c)(e)	485,663	12,836,073
Series B, 7.13%(c)(e)	884,648	22,930,076
New York Mortgage Trust Inc.
Series D, 8.00%(c)(e)	467,282	11,747,469
Series E, 7.88% (3 mo. LIBOR US + 6.429%)(c)(e)	539,482	13,616,526
PennyMac Mortgage Investment Trust
Series A, 8.13%(a)(c)(e)(g)	374,184	9,927,102
Series B, 8.00%(c)(e)(g)	610,654	16,011,348
Ready Capital Corp.
6.20%	292,500	8,020,350
7.00%	221,598	5,938,826
Two Harbors Investment Corp.
Series A, 8.13%(a)(c)(e)	449,404	12,470,961
Series B, 7.63%(a)(c)	900,434	24,707,909
Series C, 7.25%(c)(e)	923,831	24,139,704

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Series E, 7.50%(e)	626,332	$15,852,463

		637,905,005

Multiline Retail — 0.1%
Dillard’s Capital Trust I, 7.50%	385,612	10,180,157

Multi-Utilities — 3.5%
CenterPoint Energy Inc., Series B, 7.00%(d)	1,530,688	74,605,733
Dominion Energy Inc., Series A, 7.25%(a)(d)	1,365,972	146,145,344
DTE Energy Co., 6.25%(d)	1,951,352	100,026,304
Just Energy Group Inc., Series A, 8.50%(c)	378,338	3,745,546
NiSource Inc., Series B, 6.50%(c)	1,565,872	43,656,511
Sempra Energy
Series A, 6.00%(d)	1,350,613	162,100,572
Series B, 6.75%(d)	450,179	53,602,814

		583,882,824

Oil, Gas & Consumable Fuels — 2.7%
Chesapeake Energy Corp., 4.50%(a)(d)	207,514	4,254,037
DCP Midstream LP
Series B, 7.88%(c)	523,250	12,584,162
Series C, 7.95%(c)	356,004	8,747,018
El Paso Energy Capital Trust I, 4.75%(d)	374,130	19,252,730
Enbridge Inc., Series B, 6.38%(c)	2,036,236	56,159,389
Energy Transfer Operating LP
Series C, 7.38%(c)	1,409,270	34,132,519
Series D, 7.63%(c)	1,393,597	34,589,078
Series E, 7.60%(c)	2,505,362	63,435,766
GasLog Ltd., Series A, 8.75%	373,012	9,590,139
Golar LNG Partners LP, Series A, 8.75%	447,814	11,540,167
Hoegh LNG Partners LP, Series A, 8.75%	500,273	13,062,128
NGL Energy Partners LP, Series B, 9.00%(c)	985,347	25,825,945
NuStar Energy LP
Series A, 8.50%(c)	709,325	17,073,453
Series B, 7.63%(c)	1,205,723	26,103,903
Series C, 9.00%(a)(c)	539,643	13,566,625
NuStar Logistics LP, 8.73% (3 mo. LIBOR US + 6.734%)(b)	1,365,972	35,214,758
Targa Resources Partners LP, Series A, 9.00%(c)	405,511	10,486,514
Teekay LNG Partners LP
9.00%	405,667	10,733,949
Series B, 8.50%(c)	532,410	13,789,419
Teekay Offshore Partners LP
Series A, 7.25%	486,580	10,291,167
Series B, 8.50%	408,484	9,088,769
Series E, 8.88%(c)	389,416	8,711,236

		448,232,871

Real Estate Management & Development — 0.2%
Brookfield Property Partners LP
Series A, 6.50%	576,230	14,964,693
Series A2, 6.38%	782,929	20,771,106

		35,735,799

Road & Rail — 0.1%
GATX Corp., 5.63%(a)	506,770	13,642,248

Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Inc., Series A, 8.00%(d)	313,211	368,953,162

Security	Shares	Value

Software — 0.1%
Tennessee Valley Authority
Series A, 3.36% (30 Year CMT + 0.840%)(b)	447,380	$11,385,821
Series D, 3.55% (30 Year CMT + 0.940%)(b)	527,185	14,086,383

		25,472,204

Specialty Retail — 0.1%
TravelCenters of America Inc.
8.00%	231,211	5,838,078
8.00%	324,362	8,271,231
8.25%	356,023	9,089,267

		23,198,576

Thrifts & Mortgage Finance — 0.4%
Federal Agricultural Mortgage Corp., Series D, 5.70%(a)	324,349	8,757,423
Merchants Bancorp./IN, Series H, 6.00%(c)	405,511	10,774,427
New York Community Bancorp Inc., Series A, 6.38%(c)	1,612,803	45,093,972
New York Community Capital Trust V, 6.00%(d)	139,697	7,082,638

		71,708,460

Trading Companies & Distributors — 0.3%
Air Lease Corp., Series A, 6.15%(c)	782,935	21,562,030
Fortress Transportation and Infrastructure Investors LLC, 8.00%(c)	375,000	9,750,000
Triton International Ltd./Bermuda
7.38%	547,202	14,188,948
8.00%	466,313	12,623,093

		58,124,071

Water Utilities — 0.2%
Aqua America Inc., 6.00%(a)(d)	452,028	28,183,946

Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.95%	649,487	16,438,516
United States Cellular Corp.
7.25%	519,908	13,424,025
7.25%(a)	568,125	14,805,337

		44,667,878

Total Preferred Stocks — 99.3% (Cost: $16,377,674,043)		16,726,989,145

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(g)(h)(i)	101,419,290	101,459,857
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(g)(h)	594,762,000	594,762,000

		696,221,857

Total Short-Term Investments — 4.2% (Cost: $696,208,544)		696,221,857

Total Investments in Securities — 103.5% (Cost: $17,073,882,587)		17,423,211,002

Other Assets, Less Liabilities — (3.5)%		(582,107,502)

Net Assets — 100.0%		$16,841,103,500

(a)	All or a portion of this security is on loan.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Preferred and Income Securities ETF

(d)	Convertible preferred stock.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	44,046,900	57,372,390	(a)	—	101,419,290	$101,459,857	$4,338,910	(b)	$8,052	$660
BlackRock Cash Funds: Treasury, SL Agency Shares	270,452,652	324,309,348	(a)	—	594,762,000	594,762,000	3,428,554		—	—
iShares 0-5 Year High Yield Corporate Bond ETF	208,480	—		(208,480)	—	—	85,329		(318,920)	195,672
iShares Core U.S. Aggregate Bond ETF	155,000	—		(155,000)	—	—	80,947		11,882	146,599
PennyMac Mortgage Investment Trust
Series A, 8.13%	106,808	267,376		—	374,184	9,927,102	394,246		—	132,331
Series B, 8.00%	765,656	64,997		(219,999)	610,654	16,011,348	1,084,031		67,446	616,240

						$722,160,307	$9,412,017		$(231,540)	$1,091,502

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$16,726,989,145	$—	$—	$16,726,989,145
Money Market Funds	696,221,857	—	—	696,221,857

	$17,423,211,002	$—	$—	$17,423,211,002

Portfolio Abbreviations — Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate